Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

October 2, 2020

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn and Jeff Long

Dear Ms. Hahn and Mr. Long:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”) is the electronic version of the Registrant’s amended registration statement on Form N-14 (the “N-14”) which contains one Prospectus/Information Statement and related Statement of Additional Information to accomplish the proposed reorganizations of four series of Delaware Group Limited-Term Government Funds (each, an “Acquired Fund”) with and into two series of the Registrant and two series of Voyageur Mutual Funds (each, an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware Tax-Exempt Income Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Intermediate Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Exempt Opportunities Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free USA Fund, a series of Delaware Group Tax-Free Fund
Delaware Tax-Free California II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Tax-Free New York II Fund, a series of Delaware Group Limited-Term Government Funds	Delaware Tax-Free New York Fund, a series of Voyageur Mutual Funds

This N-14 is being filed to register Class A and Institutional Class shares of Delaware Tax-Free USA Intermediate Fund and Delaware Tax-Free USA Fund, each a series of the Registrant, that will be issued to shareholders of Delaware Tax-Exempt Income Fund and Delaware Tax-Exempt Opportunities Fund, respectively, each a series of Delaware Group Limited-Term Government Funds, in connection with the transfers of substantially all of the assets of each such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the N-14.

October 2, 2020

Shareholder approval is not being requested for this matter. The N-14 was previously filed under Rule 488 under the 1933 Act. Thereafter, the Registrant delayed the effective date for the N-14 at the direction of the Securities and Exchange Commission (“SEC”). The N-14 shall become effective in accordance with Section 8(a) of the 1933 Act or on such date as the SEC, acting pursuant to Section 8(a), may determine.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, Voyageur Mutual Funds is filing an amended registration statement on Form N-14 which contains the identical prospectus/information statement.  Thus, while these two registrants are filing a prospectus/information statement separately, there is only one variation of prospectus/information statement for these transactions.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours, /s/ Taylor Brody Taylor Brody

cc:	Mimi Wang Macquarie Investment Management Jonathan M. Kopcsik Bruce G. Leto